RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheet

MDJM LTD

CONDENSED BALANCE SHEETS (UNAUDITED)

As of December 31,

	2020	2019
Assets
Cash	$4,976,511	$4,995,834
Prepaid expense	2,258	1,532
Current Assets	4,978,769	4,997,366
Investment is subsidiaries	5,140,775	4,621,653
Total Assets	$10,119,544	$9,619,019

Liabilities and Equity
Current liabilities	$—	$550
Due to subsidiaries	830,236	940,734
Total Liabilities	830,236	941,284

Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,640,820 shares issued and outstanding as of December 31, 2020 and 2019, respectively	11,675	11,641
Additional paid in capital	6,845,394	6,734,681
Statutory reserve	327,140	262,954
Retained earnings	2,142,657	1,948,804
Accumulated other comprehensive loss	(37,558)	(280,345)
Total MDJM Ltd stockholders’ equity	9,289,308	8,677,735
Total Liabilities and Equity	$10,119,544	$9,619,019

Summary of condensed statements of operations

MDJM LTD

CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)

For the Years Ended December 31,

	2020	2019	2018

Revenue	$—	$—	$—
Share of profit (loss) in subsidiaries	258,039	453,106	(515,971)
Start-up fees	—	—	42,574
Other general and administrative expenses	73,421	101,948	—
Total operating expenses	73,421	101,948	42,574
Income (loss) from operations	184,618	351,158	(558,545)
Gain on foreign currency exchange	—	—	—
Interest income	55,125	26,719	—
Net income (loss)	239,743	377,877	(558,545)
Other comprehensive income (loss):
Foreign currency translation adjustments	242,787	(50,758)	(169,521)
Comprehensive income (loss)	$482,530	$327,119	$(728,066)

Schedule of statement of cash flows

MDJM LTD

STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the Year Ended December 31,
	2020	2019	2018
Net cash used in operating activities	$(19,572)	$(76,211)	$(42,574)
Net cash (used in) provided by investing activities	(110,498)	(624,440)	1,565,174
Net cash provided by financing activities	110,747	70,406	4,103,479
Net (decrease) increase in cash and cash equivalents	(19,323)	(630,245)	5,626,079
Cash and cash equivalents - beginning of the period	4,995,834	5,626,079	—
Cash and cash equivalents - end of the period	$4,976,511	$4,995,834	$5,626,079